Share Based Compensation - Non-vested Share Awards (Table) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of shares
Non-vested, January 1, 2015 | shares	505,500
Granted | shares	380,000
Cancelled | shares	(22,000)
Vested | shares	(374,500)
Non-vested, December 31, 2015 | shares	489,000
Weighted Average Fair Value
Non-vested, January 1, 2015 | $ / shares	$ 2.326
Granted | $ / shares	0.592
Cancelled | $ / shares	0.845
Vested | $ / shares	2.566
Non-vested, December 31, 2015 | $ / shares	$ 0.744